Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - USD ($) $ in Thousands	Jul. 13, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Prepaid Expenses [Abstract]
Prepaid expenses	$ 4,873	$ 4,873	$ 918